Pioneer High Income Municipal Fund
Schedule of Investments  |  November 30, 2023

A: PIMAX	C: HICMX	Y: HIMYX

Schedule of Investments  |  11/30/23
(unaudited)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	INVESTMENTS IN THE MASTER — 99.8%
	Investment Company—99.8%
125,444,562(a)	Pioneer High Income Municipal Portfolio	$—	$(8,579,518)	$75,082,554	$1,208,230,085
	Total Investment Company (Cost $1,298,095,187)				$1,208,230,085

	TOTAL INVESTMENTS IN THE MASTER — 99.8% (Cost $1,298,095,187)				$1,208,230,085
	OTHER ASSETS AND LIABILITIES — 0.2%				$2,072,231
	net assets — 100.0%				$1,210,302,316

(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Investment Company	$1,208,230,085	$—	$—	$1,208,230,085
Total Investments in the Master	$1,208,230,085	$—	$—	$1,208,230,085
During the period ended November 30, 2023, there were no transfers in or out of Level 3.
1Pioneer High Income Municipal Fund |  | 11/30/23